Note 4 - Stockholders' Deficit	3 Months Ended
Mar. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
Note 4 – Stockholders’ Deficit

Authorized Capital

On September 17, 2010, the Board authorized the creation of a common stock incentive plan (the “2010 Stock Incentive Plan”) for our management and consultants. The Company registered twenty five million (25,000,000) shares of its common stock pursuant to the 2010 Stock Incentive Plan on Form S-8 filed with the Commission on September 27, 2010. As of March 31, 2012, no options have been granted under the plan.

On February 27, 2012 the Company filed a certificate of amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to increase the Company’s authorized capital stock to 1,000,000,000 shares, par value $0.001 per share, including (i) 950,000 shares of common stock, par value $0.001 per share and (ii) 50,000,000 shares of preferred stock, par value $0.001 per share. The effective date of the Amendment is February 29, 2012.

Preferred Stock Issued for Cash

During the three months ended March 31, 2012, the Company issued 100,000 shares of Series A Preferred stock in a private placement for a total of $5,000 ($0.05 per share).

Preferred Stock Issued in Conversion of Debt

During the three months ended March 31, 2012, the Company issued 2,030,381 shares of Series A Preferred stock in the conversion of $67,000 of notes payable to related parties (see Note 3 – Related Parties) and 200,000 shares of Series A Preferred stock in the conversion of $17,000 of notes payable to unrelated parties(see Note 2 – Loans Payable).

Preferred Stock Issued for Services

During the three months ended March 31, 2012, the Company converted $40,000 of accrued compensation to its board of directors to 408,164 shares of Series A Preferred stock(see Note 3 – Related Parties).

During the three months ended March 31, 2012, the Company issued 607,487 shares of Series A Preferred stock to an unrelated party for services at the fair value of the services rendered of $45,000.

Common Stock Issued for Cash

During the three months ended March 31, 2012, the Company issued 250,000 shares of common stock in private placements for a total of $1,000 ($0.004 per share).

Common Stock Issued in Conversion of Debt

During the three months ended March 31, 2012, the Company issued 246,534,569 shares of common stock in the conversion of $371,671 of notes payable to unrelated parties(see Note 2 – Loans Payable).

Common Stock Issued for Services

During the three months ended March 31, 2012, the Company issued 13,769,231 shares of common stock to unrelated parties for services of $86,760, or an average price of $0.006 per share based on the market value of the shares at the time of issuance. These shares were issued under the 2010 Stock Incentive Plan dated September 17, 2010.

During the three months ended March 31, 2012, the Company converted $22,500 of accrued salaries due to Ms. Rocha to 7,500,000 shares of common stock, at a price of $0.007 per share based on the market value of the shares at the time of issuance (see Note 3 – Related Parties).

During the three months ended March 31, 2012, the Company issued 600,000 shares of common stock to an unrelated party for an incentive to enter into a loan agreement, at an average price of $0.0036 per share based on the market value of the shares at the time of issuance (see Note 2 – Loans Payable).